SCHEDULE OF OTHER INFORMATION OF OPERATING LEASE (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Operating Lease
Operating cash outflow related to operating leases	$ 120,809	$ 40,691	$ 29,255